UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21050

Name of Fund: BlackRock New Jersey Municipal Bond Trust (BLJ)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New Jersey

Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2018

Date of reporting period: 11/30/2017

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) November 30, 2017	BlackRock New Jersey Municipal Bond Trust (BLJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 135.5%

New Jersey — 134.4%
Corporate — 12.5%
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 01/01/37(a)(b)	$560	$5,880
County of Salem New Jersey Pollution Control Financing Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 06/01/29	750	793,875
New Jersey EDA, RB:
Continental Airlines, Inc. Project, Series B, AMT, 5.63%, 11/15/30	1,550	1,759,002
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 07/01/25(c)	55	67,506
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 07/01/25	445	513,036
New Jersey EDA, Refunding RB:
Duke Farms Foundation Project, 4.00%, 07/01/46	185	197,626
New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	500	533,440
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	395	425,071
Teaneck Community Charter School Project, Series A, 5.00%, 09/01/37(d)	125	125,278
Teaneck Community Charter School Project, Series A, 5.13%, 09/01/52(d)	150	147,714

		4,568,428
County/City/Special District/School District — 21.2%
City of Bayonne New Jersey, GO, Refunding, Qualified General Improvement, (BAM):
5.00%, 07/01/33	150	170,344
5.00%, 07/01/35	235	265,369
City of Margate New Jersey, GO, Refunding, Improvement(e):
5.00%, 01/15/21	230	253,290
5.00%, 01/15/21	110	121,139
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(d)	610	613,178
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	400	510,120
5.50%, 10/01/29	790	1,014,471

Security	Par (000)	Value
New Jersey (continued)

County/City/Special District/School District (continued)
County of Hudson New Jersey Improvement Authority, RB, Harrison Parking Facility Project, Series C (AGC), 5.38%, 01/01/44	$800	$829,864
County of Mercer New Jersey Improvement Authority, RB, Courthouse Annex Project, 5.00%, 09/01/40	235	265,684
County of Middlesex New Jersey, COP, Refunding, Civic Square IV Redevelopment, 5.00%, 10/15/31	440	534,367
County of Union New Jersey Improvement Authority, LRB, Guaranteed Lease, Family Court Building Project, 5.00%, 05/01/42	180	198,828
Monroe Township Board of Education Middlesex County, GO, Refunding, 5.00%, 03/01/38	265	299,439
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 04/01/28	2,250	2,653,897

		7,729,990
Education — 25.6%
County of Atlantic New Jersey Improvement Authority, RB, Stockton University Atlantic City, Series A (AGM), 4.00%, 07/01/46	200	207,950
New Jersey EDA, RB:
Hatikvah International Academy Charter School Project, Series A, 5.25%, 07/01/37(d)	130	128,119
Hatikvah International Academy Charter School Project, Series A, 5.38%, 07/01/47(d)	125	122,366
School Facilities Construction (AGC), 5.50%, 12/15/18(e)	350	364,889
School Facilities Construction (AGC), 5.50%, 12/15/34	5	5,192
Team Academy Charter School Project, 6.00%, 10/01/33	455	513,936
New Jersey EDA, Refunding RB, Greater Brunswick Charter School, Inc. Project, Series A, 5.63%, 08/01/34(d)	215	220,801
New Jersey Educational Facilities Authority, RB:
Higher Educational Capital Improvement Fund, Series A, 5.00%, 09/01/32	500	536,900

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock New Jersey Municipal Bond Trust (BLJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Jersey (continued)

Education (continued)
New Jersey Educational Facilities Authority, RB (continued):
Rider University Issue, Series F, 4.00%, 07/01/42	$185	$182,147
Rider University Issue, Series F, 5.00%, 07/01/47	135	147,558
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 07/01/18(e)	690	704,731
Georgian Court University, Series D, 5.00%, 07/01/33	150	150,207
Kean University, Series A, 5.50%, 09/01/36	700	744,317
Montclair State University, Series A, 5.00%, 07/01/44	1,600	1,812,064
New Jersey Institute of Technology, Series H, 5.00%, 07/01/31	210	225,513
Ramapo College, Series B, 5.00%, 07/01/42	85	93,513
Seton Hall University, Series D, 5.00%, 07/01/38	105	117,650
Stevens Institute of Technology, Series A, 5.00%, 07/01/42	100	113,681
New Jersey Higher Education Student Assistance Authority, RB, Student Loan, Series 1A, AMT, 5.00%, 12/01/22	915	1,017,636
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/29	400	433,876
Series 1A, 5.00%, 12/01/25	95	100,443
Series 1A, 5.00%, 12/01/26	70	73,951
Series 1A, 5.25%, 12/01/32	300	316,170
Student Loan, Series 1A, 5.13%, 12/01/27	170	179,998
New Jersey Institute of Technology, RB, Series A:
5.00%, 07/01/40	500	570,570
5.00%, 07/01/45	220	250,250

		9,334,428
Health — 9.1%
New Jersey Health Care Facilities Financing Authority, RB:
Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	390	399,563

Security	Par (000)	Value
New Jersey (continued)

Health (continued)
New Jersey Health Care Facilities Financing Authority, RB (continued):
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 07/01/18(e)	$235	$240,017
Robert Wood Johnson University Hospital, Series A, 5.50%, 07/01/43	230	263,964
Virtua Health, Series A (AGC), 5.50%, 07/01/38	400	425,208
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 07/01/21(e)	610	701,744
Princeton Healthcare System, 5.00%, 07/01/39	250	278,152
RWJ Barnabas Health Obligated Group, Series A, 4.00%, 07/01/43	235	244,529
St. Barnabas Health Care System, Series A, 5.63%, 07/01/21(e)	180	204,403
St. Barnabas Health Care System, Series A, 5.63%, 07/01/21(e)	505	573,463

		3,331,043
Housing — 2.0%
New Jersey Housing & Mortgage Finance Agency, RB:
M/F Housing, Series A, 4.75%, 11/01/29	370	381,936
S/F Housing, Series CC, 5.00%, 10/01/34	225	232,355
New Jersey Housing & Mortgage Finance Agency, Refunding RB, Series D, AMT, 4.25%, 11/01/37	120	121,906

		736,197
State — 21.0%
Casino Reinvestment Development Authority, Refunding RB, 5.25%, 11/01/44	870	923,183
Garden State Preservation Trust, RB, CAB, Series B (AGM), 0.00%, 11/01/27(f)	4,000	2,963,520
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 06/15/28	255	273,768
Cigarette Tax, 5.00%, 06/15/29	500	535,060
Cigarette Tax (AGM), 5.00%, 06/15/22	750	823,762

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock New Jersey Municipal Bond Trust (BLJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Jersey (continued)

State (continued)
New Jersey EDA, Refunding RB (continued):
School Facilities Construction, Series AA, 5.50%, 06/15/19(e)	$335	$354,517
School Facilities Construction, Series AA, 5.50%, 12/15/29	165	172,260
School Facilities Construction, Series GG, 5.25%, 09/01/27	1,295	1,382,659
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 06/15/19(e)	200	210,900

		7,639,629
Tobacco — 1.7%
Tobacco Settlement Financing Corp., Refunding RB, Series 1A, 5.00%, 06/01/41	650	625,658

Transportation — 40.2%
Delaware River Port Authority, RB, Series D, 5.00%, 01/01/40	250	264,903
New Jersey EDA, RB, Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	1,360	1,513,367
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 01/01/35	125	145,810
Series A, 5.00%, 01/01/38	1,175	1,313,086
Series A, 5.00%, 01/01/43	500	556,915
Series E, 5.25%, 01/01/19(e)	370	384,615
Series E, 5.00%, 01/01/45	720	813,125
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AGM), 0.00%, 12/15/32(f)	1,250	693,325
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/30	125	138,626
Federal Highway Reimbursement Revenue Notes, Series A-2, 5.00%, 06/15/30	805	819,530
Transportation Program, Series AA, 5.00%, 06/15/38	705	759,426
Transportation Program, Series AA, 5.25%, 06/15/41	480	523,565
Transportation System, 6.00%, 12/15/38	325	339,011

Security	Par (000)	Value
New Jersey (continued)

Transportation (continued)
New Jersey Transportation Trust Fund Authority, RB (continued):
Transportation System, Series A, 6.00%, 06/15/35	$1,275	$1,426,725
Transportation System, Series A, 5.88%, 12/15/38	555	578,044
Transportation System, Series A, 5.50%, 06/15/41	830	890,374
Transportation System, Series A (AGC), 5.63%, 12/15/28	200	208,762
Transportation System, Series AA, 5.50%, 06/15/39	425	464,270
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	450	499,387
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
166th Series, 5.25%, 07/15/36	500	550,720
172nd Series, AMT, 5.00%, 10/01/34	1,000	1,098,400
206th Series, AMT, 5.00%, 11/15/42	170	196,362
206th Series, AMT, 5.00%, 11/15/47	190	218,587
South Jersey Port Corp., RB, Marine Terminal, Series B, AMT, 5.00%, 01/01/48(g)	240	257,261

		14,654,196
Utilities — 1.1%
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 0.00%, 09/01/33(f)	650	384,696

Puerto Rico — 1.1%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	210	203,568
5.63%, 05/15/43	200	192,712

		396,280

Total Municipal Bonds — 135.5% (Cost — $46,381,196)		49,400,545

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock New Jersey Municipal Bond Trust (BLJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts — 31.0%(h)

New Jersey — 31.0%
County/City/Special District/School District — 8.6%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 05/01/51	$340	$392,645
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	1,780	1,979,751
County of Union New Jersey Utilities Authority, Refunding RB, County Deficiency Agreement, Series A, AMT, 5.00%, 06/15/41	690	753,180

		3,125,576
Education — 5.9%
Rutgers — The State University of New Jersey, Refunding RB:
Series F, 5.00%, 05/01/19(e)	991	1,037,569
Series L, 5.00%, 05/01/43	990	1,124,853

		2,162,422
Health — 2.8%
New Jersey Health Care Facilities Financing Authority, RB, Inspira Health Obligated Group, 4.00%, 07/01/47	999	1,026,196

State — 2.9%
New Jersey EDA, RB, School Facilities Construction (AGC):(e)
6.00%, 12/15/18	986	1,033,096
6.00%, 12/15/18	14	14,619

		1,047,715
Transportation — 10.8%
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	600	601,344
Series B, 5.25%, 06/15/36(i)	1,000	1,067,035

Security	Par/Shares (000)	Value
New Jersey (continued)

Transportation (continued)
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	$1,501	$1,635,946
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	630	638,647

		3,942,972

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 31.0% (Cost — $10,640,332)		11,304,881

Total Long-Term Investments — 166.5% (Cost — $57,021,528)		60,705,426

Short-Term Securities — 0.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.78%(j)(k)	66,459	66,479

Total Short-Term Securities — 0.2% (Cost — $66,479)		66,479

Total Investments — 166.7% (Cost — $57,088,007)		60,771,905
Other Assets Less Liabilities — 1.2%		444,734
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (16.8)%		(6,126,316)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (51.1)%		(18,627,241)

Net Assets Applicable to Common Shares — 100.0%		$36,463,082

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock New Jersey Municipal Bond Trust (BLJ)

(a)	Non-income producing security.
(b)	Issuer filed for bankruptcy and/or is in default.
(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Zero-coupon bond.
(g)	When-issued security.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(i)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on June 15, 2019, is $776,985.
(j)	Annualized 7-day yield as of period end.
(k)	During the period ended November 30, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	—	66,459	66,459	$66,479	$75	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	6	03/20/18	$744	$5,362
Long U.S. Treasury Bond	5	03/20/18	759	7,955
5-Year U.S. Treasury Note	7	03/29/18	814	3,093

Total				$16,410

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock New Jersey Municipal Bond Trust (BLJ)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access.

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock New Jersey Municipal Bond Trust (BLJ)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$60,705,426	$—	$60,705,426
Short-Term Securities	66,479	—	—	66,479

Total	$66,479	$60,705,426	$—	$60,771,905

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$16,410	$—	$—	$16,410

(a)	See above schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(6,115,531)	$—	$(6,115,531)
VRDP Shares at Liquidation Value	—	(18,700,000)	—	(18,700,000)

Total	$—	$(24,815,531)	$—	$(24,815,531)

During the period ended November 30, 2017, there were no transfers between levels.

SCHEDULES OF INVESTMENTS	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Bond Trust

Date:	January 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Bond Trust

Date:	January 22, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New Jersey Municipal Bond Trust

Date:	January 22, 2018